Description of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 08, 2025	Jan. 03, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description Of Business [Line Items]
Net Income (Loss)				$ (127,976)	$ (172,797)	$ (162,956)
Accumulated deficit				(1,089,723)	(961,747)
Cash, cash equivalents, restricted cash and short-term investments				162,000
Cash outflow from operating activities				$ 116,300	$ 131,400	$ 145,700
Description of recent days bid price of stock				its stock had maintained a closing bid price above $1.00 for 15 consecutive trading days
Perceptive Credit Agreement [Member] | Subsequent Event [Member] | Term Loan [Member]
Description Of Business [Line Items]
Line of credit, maximum borrowing capacity			$ 100,000
Debt instrument, term			5 years
Line of credit facility additional borrowing capacity			$ 25,000
Debt instrument, maturity date			Jul. 14, 2027
Private Placement [Member] | Series A Preferred Stock [Member] | Securities Purchase Agreements [Member] | Subsequent Event [Member]
Description Of Business [Line Items]
Sale of stock, number of shares issued in transaction	843,908	863,340
Sale of stock, price per share	$ 200	$ 200
Preferred stock converted into number of common stock			250
Aggregate of common stock for preferred stock conversion			210,977,000
Proceeds from issuance of private placement	$ 168,800
Private Placement [Member] | Series A Preferred Stock [Member] | Additional Securities Purchase Agreements [Member] | Subsequent Event [Member]
Description Of Business [Line Items]
Sale of stock, number of shares issued in transaction	19,432
Proceeds from issuance of private placement	$ 3,900